LOSS PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of diluted net loss per share due to their antidilutive effect

	Three months	Three months	Nine months	Period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

Numerator:

Net loss	$(5,890,555)	$(304,559)	$(25,345,840)	$(376,657)

Denominator:

Denominator for basic and diluted net loss per common share - weighted average of common shares	2,303,508	125,687	2,121,129	51,520

Basic and diluted net loss per common share	$(2.55)	$(2.42)	$(11.95)	$(7.31)